PENSION PLANS AND POSTRETIREMENT BENEFITS - Changes in the fair value of plan assets (Details) - Plan assets - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset)
Employer contributions	$ (30.0)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	536.3	$ 485.8
Actual return on plan assets	57.0	43.1
Employer contributions	29.3	19.0
Plan participants' contributions	5.4	6.2
Benefits and settlements paid	(19.7)	(17.2)
Administrative fees	(0.6)	(0.6)
Fair value of plan assets at the end of the year	607.7	536.3
Postretirement defined benefit plans
Disclosure of net defined benefit liability (asset)
Fair value of plan assets at the beginning of the year	0.0	0.0
Employer contributions	0.7	0.8
Benefits and settlements paid	(0.7)	(0.8)
Fair value of plan assets at the end of the year	$ 0.0	$ 0.0